                                   Aston Funds

                  ASTON/BARINGS INTERNATIONAL FUND (THE "FUND")

                                 CLASS I SHARES

                         SUPPLEMENT DATED JUNE 12, 2008
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2007

                                IMPORTANT NOTICE

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
     THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE
             RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF
                             ADDITIONAL INFORMATION.

PORTFOLIO MANAGER CHANGE

         The following information replaces the information in the Subadvisers section regarding Barings International Investment Limited's portfolio managers on page 28 of the Statement of Additional Information:

         The table below shows other accounts for which the portfolio manager is jointly and primarily responsible for the day-to-day portfolio management as of April 30, 2008.

                                                                                    NUMBER OF            ASSETS
                                                                                     ACCOUNTS         MANAGED WITH
                                                                                   MANAGED WITH       ADVISORY FEE
                                                   NUMBER OF     TOTAL ASSETS      ADVISORY FEE         BASED ON
                                                   ACCOUNTS         MANAGED          BASED ON         PERFORMANCE
                                                    MANAGED      (IN MILLIONS)      PERFORMANCE      (IN MILLIONS)
                                                  -----------    -------------    --------------     --------------
ASTON/BARINGS INTERNATIONAL FUND

DAVID BERTOCCHI, CFA
Registered Investment Companies...........              2             $131               N/A              N/A
Other Pooled Investment Vehicles..........             31             $729               N/A              N/A
Other Accounts............................             14           $1,822               N/A              N/A

         The following information replaces the information regarding Ownership of Securities of the ASTON/BARINGS INTERNATIONAL FUND in the Subadvisers section beginning on page 32 of the Statement of Additional Information:

         The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager as of April 30, 2008.

                                                                             DOLLAR RANGE OF
                                               PORTFOLIO MANAGER           SECURITIES IN THE FUND
                                              --------------------         ----------------------
Aston/Barings International Fund..........    David Bertocchi, CFA             $10,001-$50,000

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                                 SAI SUP BAR 608

                                   ASTON FUNDS

                           CLASS N AND CLASS I SHARES

                     ASTON/TAMRO SMALL CAP FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 12, 2008
    TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2008

                                IMPORTANT NOTICE

            THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
 BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE
             RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF
                            ADDITIONAL INFORMATION.

CHANGE IN DISCLOSURE OF PORTFOLIO HOLDINGS

The following information supplements the first paragraph of the "Disclosure of Portfolio Holdings" section beginning on page 94 of the Statement of Additional
Information:

         Effective July 20, 2008, portfolio holdings will be made available as of the end of each calendar quarter for Aston/TAMRO Small Cap Fund and are generally posted on the Funds' Web site, www.astonfunds.com, on or about the twentieth day after the quarter-end.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com


                                                                 SAI SUP TSC 608